Mergers and Acquisitions (Allocation of the Purchase Price) (Detail) - USD ($)	Mar. 01, 2015	Feb. 27, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets acquired:
Goodwill			$ 3,918,000	$ 3,918,000	$ 3,918,000
Phoenix Bancorp Inc. [Member]
Assets acquired:
Cash and cash equivalents	$ 11,044,000
Investment securities	11,331,000
Loans	110,363,000
Goodwill	2,902,000
Core deposit and other intangibles	578,000
Other assets	7,489,000
Total assets acquired	143,707,000
Liabilities assumed:
Deposits	123,238,000
FHLB borrowings	3,570,000
Other liabilities	908,000
Total liabilities assumed	127,716,000
Equity acquired:
Preferred stock	1,750,000
Total equity acquired and liabilities assumed	129,466,000
Consideration paid	14,241,000
Cash paid	2,949,000	$ 2,949,000
Fair value of common stock issued, including replacement equity awards	$ 11,292,000